License Agreements - Additional Information (Details) - GBP (£)	1 Months Ended				12 Months Ended
	Jul. 31, 2019	Jun. 30, 2018	May 31, 2017	Jun. 30, 2016	Dec. 31, 2021	Dec. 31, 2020
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Ordinary shares, issued					35,854,591	35,854,945
UCLB License Agreement
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Ordinary shares, issued					4,000,000
Additional payments to license agreement	£ 30,000	£ 30,000	£ 30,000	£ 30,000
Period of marketing approval granted product					7 years
License agreement notice period upon termination					30 days
License agreement, terminate if other party in material breach subject to cure period					180 days
Agreement termination period If fails to pay threshold owned					30 days
UCLB License Agreement | Maximum
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Milestone payments					£ 3,500,000